Net Income (Loss) Per Share - Schedule of Basic and Diluted Net Income (Loss) Per Share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 TWD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 TWD ($) $ / shares shares		Dec. 31, 2022 TWD ($) $ / shares shares
Numerator:
Net income/(loss) attributable to ordinary shareholders		$ (120,614)	$ (3,677)		$ (50,026)		$ 14,829
Denominator:
Weighted average number of ordinary shares outstanding-basic	[1]	37,595,020	37,595,020		30,160,374		30,160,374
Weighted average number of ordinary shares outstanding-diluted	[1]	37,595,020	37,595,020		30,160,374		30,160,374
Basic net income/(loss) per share attributable to ordinary shareholders | (per share)		$ (3.21)	$ (0.1)	[1]	$ (1.66)	[1]	$ 0.49	[1]
Diluted net income/(loss) per share attributable to ordinary shareholders | (per share)		$ (3.21)	$ (0.1)	[1]	$ (1.66)	[1]	$ 0.49	[1]

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)